JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF CHANGE IN FAIR VALUE OF OUR INVESTMENT

A summary of the change in fair value of our investment in GMP Bio, as of September 30, 2025 and December 31, 2024 is shown below:

	September 30, 2025	December 31, 2024
Balance at January 1, 2025 and 2024	$22,653,225	$22,653,225
Add: change in fair value of investment in GMP Bio	-	-

Balance at September 30, 2025 and December 31, 2024	$22,653,225	$22,653,225

A summary of the change in fair value of our investment in GMP Bio, as of December 31, 2024 and 2023 is shown below:

	December 31, 2024	December 31, 2023
Balance at January 1, 2024 and 2023	$22,653,225	$22,640,519
Add: change in fair value of investment in GMP Bio	-	12,706

Balance at December 31, 2024 and 2023	$22,653,225	$22,653,225